Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock Previously Reported	Common Stock	Additional paid in capital Previously Reported	Additional paid in capital	Accumulated other comprehensive income (loss) Previously Reported	Accumulated other comprehensive income (loss)	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Shares issued to/for:
Balance		$ 1		$ 107,183		$ 162		$ (84,021)		$ 23,325
Balance (in Shares)		1,758,835
Balance (in Shares) at Dec. 31, 2021		1,758,835
Balance at Dec. 31, 2021		$ 1		107,183		162		(84,021)		23,325
Shares issued to/for:
Employees, directors and consultants (in Shares)		99,000
Employees, directors and consultants				623						$ 623
Sales of common stock and warrants, net (in Shares)		657,858								856,858
Sales of common stock and warrants, net				3,433						$ 3,433
Warrants Exercised (in Shares)
Shares issued to related party (in Shares)		100,000
Shares issued to related party				257						257
Warrants issued to related party				60						60
Modification of warrants issued to related party				30						30
Warrants Modification				837						837
Equity issuance cost				(837)						(837)
Retrospective effect of 1:10 reverse stock split on June 24, 2022 (in Shares)		13,506
Retrospective effect of 1:10 reverse stock split on June 24, 2022
Foreign currency translation gain (loss)						(2,381)				(2,381)
Net loss								(16,994)	$ (16,994)	(16,994)
Balance (in Shares) at Dec. 31, 2022	2,629,199	262,920
Balance at Dec. 31, 2022	$ 1	$ 1	$ 111,586	111,586	$ (2,219)	(2,219)	$ (101,015)	(101,015)	8,353	8,353
Shares issued to/for:
Balance	$ 1	$ 1	111,586	111,586	(2,219)	(2,219)	(101,015)	(101,015)	8,353	8,353
Balance (in Shares)	2,629,199	262,920
Employees, directors and consultants (in Shares)		33,730
Employees, directors and consultants				1,167						$ 1,167
Sales of common stock and warrants, net (in Shares)		188,452								222,183
Sales of common stock and warrants, net				4,113						$ 4,113
Warrants Exercised (in Shares)		55,000
Warrants Exercised				2,002						2,002
Shares issued in connection with debt – related party (in Shares)		20,000
Shares issued in connection with debt – related party				128						128
Modification of Series H				1,900						1,900
Foreign currency translation gain (loss)						860				860
Net loss								(9,989)		(9,989)
Balance (in Shares) at Sep. 30, 2023		560,102
Balance at Sep. 30, 2023		$ 1		120,896		(1,359)		(111,004)		8,534
Balance (in Shares) at Dec. 31, 2022	2,629,199	262,920
Balance at Dec. 31, 2022	$ 1	$ 1	111,586	111,586	(2,219)	(2,219)	(101,015)	(101,015)	8,353	$ 8,353
Shares issued to/for:
Employees, directors and consultants (in Shares)	337,305
Employees, directors and consultants			1,393						1,393
Sales of common stock and warrants, net (in Shares)	1,884,516									2,971,821
Sales of common stock and warrants, net			4,113						$ 4,113
Warrants Exercised (in Shares)	550,000
Warrants Exercised			1,994						$ 1,994
Shares issued in connection with debt – related party (in Shares)	200,000
Shares issued in connection with debt – related party			128						128
Foreign currency translation gain (loss)					2,250				2,250
Net loss							(26,041)		(26,041)	$ (26,041)
Balance (in Shares) at Dec. 30, 2023	5,601,020
Balance at Dec. 30, 2023	$ 1		119,214		31		(127,056)		(7,810)	(7,810)
Shares issued to/for:
Balance		$ 1		116,639		(2,080)		(106,749)		7,811
Balance (in Shares)		481,102
Balance (in Shares) at Jun. 30, 2023		481,102
Balance at Jun. 30, 2023		$ 1		116,639		(2,080)		(106,749)		7,811
Shares issued to/for:
Employees, directors and consultants (in Shares)		4,000
Employees, directors and consultants				227						227
Warrants Exercised (in Shares)		55,000
Warrants Exercised				2,002						2,002
Shares issued in connection with debt – related party (in Shares)		20,000
Shares issued in connection with debt – related party				128						128
Modification of Series H				1,900						1,900
Foreign currency translation gain (loss)						721				721
Net loss								(4,255)		(4,255)
Balance (in Shares) at Sep. 30, 2023		560,102
Balance at Sep. 30, 2023		$ 1		120,896		(1,359)		(111,004)		8,534
Shares issued to/for:
Balance		$ 1		120,896		(1,359)		(111,004)		8,534
Balance (in Shares)		560,102
Balance	$ 1		$ 119,214		$ 31		$ (127,056)		$ (7,810)	(7,810)
Balance (in Shares)	5,601,020
Balance		$ 1		119,214		31		(127,056)		(7,810)
Balance (in Shares)		560,102
Balance (in Shares) at Dec. 31, 2023		560,102
Balance at Dec. 31, 2023		$ 1		119,214		31		(127,056)		(7,810)
Shares issued to/for:
Employees, directors and consultants (in Shares)		127,000
Employees, directors and consultants				545						$ 545
Sales of common stock and warrants, net (in Shares)										560,936
Warrants Exercised (in Shares)		433,936
Warrants Exercised
Net loss								(7,370)		(7,370)
Shares issued to/for:
Stock Split Adjustment
Stock Split Adjustment (in Shares)		104,702
Balance (in Shares) at Sep. 28, 2024		1,225,740
Balance at Sep. 28, 2024		$ 1		119,759		31		(134,426)		(14,635)
Shares issued to/for:
Balance		$ 1		119,576		31		(131,582)		(11,974)
Balance (in Shares)		798,219
Balance (in Shares) at Jun. 28, 2024		798,219
Balance at Jun. 28, 2024		$ 1		119,576		31		(131,582)		(11,974)
Shares issued to/for:
Employees, directors and consultants (in Shares)		110,000
Employees, directors and consultants				183						183
Warrants Exercised (in Shares)		212,819
Warrants Exercised
Net loss								(2,844)		(2,844)
Shares issued to/for:
Stock Split Adjustment (in Shares)		104,702
Balance (in Shares) at Sep. 28, 2024		1,225,740
Balance at Sep. 28, 2024		$ 1		119,759		31		(134,426)		(14,635)
Shares issued to/for:
Balance		$ 1		$ 119,759		$ 31		$ (134,426)		$ (14,635)
Balance (in Shares)		1,225,740